GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance, as of January 1	$ 1,849,668	$ 1,821,969
Acquisitions	578,775	30,833
Functional currency translation adjustments	12,089	(3,134)
Ending balance, as of December 31	2,440,532	1,849,668
Adjustment to purchase price allocation	3,743
Customer Engagement
Goodwill [Roll Forward]
Beginning balance, as of January 1	1,499,610	1,471,606
Acquisitions	578,775	30,833
Functional currency translation adjustments	10,658	(2,829)
Ending balance, as of December 31	2,089,043	1,499,610
Financial Crime and Compliance
Goodwill [Roll Forward]
Beginning balance, as of January 1	350,058	350,363
Acquisitions	0	0
Functional currency translation adjustments	1,431	(305)
Ending balance, as of December 31	$ 351,489	$ 350,058